FOREIGN CURRENCY AND EXCHANGE RATE DIFFERENCES - Schedule of current exchange rates (Details) - $ / shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Argentine peso
Changes In Foreign Exchange Rates [Line Items]
Exchange rate (in dollars per share)	$ 1,030.5	$ 807.98	$ 177.12
Brazilian real
Changes In Foreign Exchange Rates [Line Items]
Exchange rate (in dollars per share)	6.18	4.85	5.29
Chilean peso
Changes In Foreign Exchange Rates [Line Items]
Exchange rate (in dollars per share)	996.46	877.12	855.86
Colombian peso
Changes In Foreign Exchange Rates [Line Items]
Exchange rate (in dollars per share)	4,403.5	3,872.49	4,845.35
Euro
Changes In Foreign Exchange Rates [Line Items]
Exchange rate (in dollars per share)	0.96	0.90	0.93
Australian dollar
Changes In Foreign Exchange Rates [Line Items]
Exchange rate (in dollars per share)	1.61	1.46	1.47
Boliviano
Changes In Foreign Exchange Rates [Line Items]
Exchange rate (in dollars per share)	6.86	6.86	6.86
Mexican peso
Changes In Foreign Exchange Rates [Line Items]
Exchange rate (in dollars per share)	20.54	16.91	19.50
New Zealand dollar
Changes In Foreign Exchange Rates [Line Items]
Exchange rate (in dollars per share)	1.77	1.58	1.58
Peruvian Sol
Changes In Foreign Exchange Rates [Line Items]
Exchange rate (in dollars per share)	3.80	3.70	3.81
Paraguayan Guarani
Changes In Foreign Exchange Rates [Line Items]
Exchange rate (in dollars per share)	7,815	7,270.6	7,332.2
Uruguayan peso
Changes In Foreign Exchange Rates [Line Items]
Exchange rate (in dollars per share)	$ 43.80	$ 38.81	$ 39.71